Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies
Newly Implemented Accounting Policies

Newly Implemented Accounting Principles:

We adopted Topic 326 "Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments" on January 1, 2020. This standard provides new guidance for measuring and recognizing credit losses on financial instruments using the modified retrospective approach with a cumulative effect adjustment to opening retained earnings recorded at the beginning of the period of adoption. The standard applies to the allowance for uncollectible debt securities in the Company's books, but did not result in any significant changes to the allowance methodology and did not have a material impact on the Company's unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements

Recent Accounting Pronouncements:

In March 2020, the FASB issued ASU 2020-4, "Reference Rate Reform (Topic 848)" ("ASU 2020-4"), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of LIBOR as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. There was no impact to the Company's unaudited condensed consolidation financial statements for the six months ended June 30, 2020 as a result of adopting this standard update. Currently, the Company has various contracts that reference LIBOR and is assessing how this standard may be applied to specific contract modifications.